Contingencies - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingencies And Uncertanties [Abstract]
Estimation of tax risks	₽ 371	₽ 169
Estimated Contingent Liability Related To Current And Potential Legal Matters	₽ 84	₽ 0